Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2022	$(330)
2023	(254)
2024	(11,543)
2025	(13,506)
2026 and thereafter	(2,419)
Total	$(28,052)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2021	June 30, 2022
Hires collected in advance	$19,173	$17,898
Charter revenue resulting from varying charter rates	38,524	42,720
Total	$57,697	$60,618
Less current portion	(23,830)	(26,040)
Non-current portion	$33,867	$34,578